Segments (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Company's Segment Information
Financial information for the Company’s segments is as follows:

(in millions)	USA	Canada	EMEA	Rest of World	Other/ Eliminations	Consolidated
	Year ended December 31, 2017
Net sales:
External customers	$4,657.1	$1,371.5	$1,821.2	$403.9	$—	$8,253.7
Inter-segment	121.9	9.1	4.5	0.5	(136.0)	—
Total net sales	$4,779.0	$1,380.6	$1,825.7	$404.4	$(136.0)	$8,253.7
Cost of goods sold (exclusive of depreciation)	3,706.8	1,143.0	1,411.7	322.7	(136.0)	6,448.2
Outbound freight and handling	192.8	37.3	55.7	6.2	—	292.0
Warehousing, selling and administrative	529.4	86.2	229.1	46.8	28.2	919.7
Adjusted EBITDA	$350.0	$114.1	$129.2	$28.7	$(28.2)	$593.8
Other operating expenses, net						55.4
Depreciation						135.0
Amortization						65.4
Interest expense, net						148.0
Loss on extinguishment of debt						3.8
Other expense, net						17.4
Income tax expense						49.0
Net income						$119.8
Total assets	$3,526.8	$2,091.3	$935.1	$237.5	$(1,058.0)	$5,732.7
Property, plant and equipment, net	636.1	147.7	158.0	33.5	27.7	1,003.0
Capital expenditures	47.5	17.1	14.6	2.4	1.1	82.7

(in millions)	USA	Canada	EMEA	Rest of World	Other/ Eliminations	Consolidated
	Year ended December 31, 2016
Net sales:
External customers	$4,706.7	$1,261.0	$1,704.2	$401.8	$—	$8,073.7
Inter-segment	104.4	8.3	4.5	—	(117.2)	—
Total net sales	$4,811.1	$1,269.3	$1,708.7	$401.8	$(117.2)	$8,073.7
Cost of goods sold (exclusive of depreciation)	3,769.7	1,047.4	1,324.6	322.1	(117.2)	6,346.6
Outbound freight and handling	191.5	34.1	54.9	6.1	—	286.6
Warehousing, selling and administrative	523.5	85.4	219.3	46.8	18.1	893.1
Adjusted EBITDA	$326.4	$102.4	$109.9	$26.8	$(18.1)	$547.4
Other operating expenses, net						37.2
Depreciation						152.3
Amortization						85.6
Impairment charges						133.9
Interest expense, net						159.9
Other expense, net						58.1
Income tax benefit						(11.2)
Net loss						$(68.4)
Total assets	$3,676.8	$1,856.2	$857.4	$211.3	$(1,211.8)	$5,389.9
Property, plant and equipment, net	671.1	148.3	144.8	18.2	37.1	1,019.5
Capital expenditures	56.5	17.4	12.2	2.8	1.2	90.1

(in millions)	USA	Canada	EMEA	Rest of World	Other/ Eliminations	Consolidated
	Year ended December 31, 2015
Net sales:
External customers	$5,351.5	$1,376.6	$1,780.1	$473.6	$—	$8,981.8
Inter-segment	112.7	8.6	4.0	0.1	(125.4)	—
Total net sales	$5,464.2	$1,385.2	$1,784.1	$473.7	$(125.4)	$8,981.8
Cost of goods sold (exclusive of depreciation)	4,365.9	1,161.0	1,398.6	382.6	(125.4)	7,182.7
Outbound freight and handling	216.9	39.3	59.6	8.8	—	324.6
Warehousing, selling and administrative	510.3	88.5	235.3	54.1	13.0	901.2
Adjusted EBITDA	$371.1	$96.4	$90.6	$28.2	$(13.0)	$573.3
Other operating expenses, net						89.0
Depreciation						136.5
Amortization						88.5
Interest expense, net						207.0
Loss on extinguishment of debt						12.1
Other expense, net						13.5
Income tax expense						10.2
Net income						$16.5
Total assets	$3,962.0	$1,709.7	$947.2	$233.6	$(1,240.1)	$5,612.4
Property, plant and equipment, net	714.9	133.3	167.7	20.3	46.3	1,082.5
Capital expenditures	106.8	16.1	17.2	3.4	1.5	145.0